Financial risk management - Schedule of liquidity risks (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	$ 14,990	$ 13,293	$ 13,830
Loss contingency			95,250
Lease liabilities	4,672	7,577	4,675
Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Lease liabilities	2,335	5,685	1,061
Liquidity risk [member]
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	14,990	13,293	13,830
Loss contingency			95,250
Lease liabilities	4,672	7,577	4,675
Liabilities subject to liquidity risk	53,676	59,648	153,209
Liquidity risk [member] | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Borrowings	34,014	38,778	39,454
Total Maturity | Liquidity risk [member]
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	14,990	13,293	13,830
Loss contingency			95,250
Lease liabilities	5,238	8,466	4,857
Liabilities subject to liquidity risk	57,368	70,757	163,789
Total Maturity | Liquidity risk [member] | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Borrowings	37,140	48,998	49,852
Less than 3 months | Liquidity risk [member]
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	12,890	1,740	3,170
Loss contingency			0
Lease liabilities	266	907	869
Liabilities subject to liquidity risk	13,156	2,647	4,039
Less than 3 months | Liquidity risk [member] | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Borrowings	0	0	0
3-12 months | Liquidity risk [member]
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	2,100	11,553	10,660
Loss contingency			95,250
Lease liabilities	1,025	2,352	2,256
Liabilities subject to liquidity risk	3,125	62,903	108,166
3-12 months | Liquidity risk [member] | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Borrowings	0	48,998	0
1-2years | Liquidity risk [member]
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	0	0	0
Loss contingency			0
Lease liabilities	1,215	1,379	1,732
Liabilities subject to liquidity risk	38,355	1,379	51,584
1-2years | Liquidity risk [member] | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Borrowings	37,140	0	49,852
2-5years | Liquidity risk [member]
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	0	0	0
Loss contingency			0
Lease liabilities	2,500	3,828	0
Liabilities subject to liquidity risk	2,500	3,828	0
2-5years | Liquidity risk [member] | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Borrowings	0	0	0
> 5years | Liquidity risk [member]
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	0	0	0
Loss contingency			0
Lease liabilities	232	0	0
Liabilities subject to liquidity risk	232	0	0
> 5years | Liquidity risk [member] | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Borrowings	$ 0	$ 0	$ 0